Investment in SLM California - Disclosure of summarized statement of financial position for investment in associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Total assets	$ 46,789	$ 35,048
Total liabilities	(41,423)	(38,133)
Carrying amount of investment in SLM California	61,126	58,827
SLM California
Disclosure of associates [line items]
Total assets	10,994	11,252
Total liabilities	(5,870)	(6,709)
Net assets	$ 5,124	$ 4,543
The Company's ownership %	42.70%	40.00%
Acquisition fair value and other adjustments	$ 58,937	$ 57,010
Carrying amount of investment in SLM California	$ 61,126	$ 58,827	$ 58,189